Exploration Expense - Summary of exploration expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total exploration expense	$ (98.4)	$ (76.2)	$ (81.0)
Australia
Disclosure of geographical areas [line items]
Total exploration expense	(44.1)	(33.4)	(33.6)
Ghana
Disclosure of geographical areas [line items]
Total exploration expense	(3.0)	(9.0)	(12.1)
Peru
Disclosure of geographical areas [line items]
Total exploration expense	(7.0)	(3.9)	(2.8)
Chile
Disclosure of geographical areas [line items]
Total exploration expense	(16.1)	(29.3)	(32.3)
Canada
Disclosure of geographical areas [line items]
Total exploration expense	(27.9)	0.0	0.0
Other
Disclosure of geographical areas [line items]
Total exploration expense	$ (0.3)	$ (0.6)	$ (0.2)